Cover	Nov. 12, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 12, 2026
Entity File Number	001-43021
Entity Registrant Name	IRON HORSE ACQUISITION II CORP.
Entity Central Index Key	0002051985
Entity Tax Identification Number	98-1885362
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	851 Broken Sound Parkway NW
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	310
Local Phone Number	290-5383
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, and one-right
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, and one-right
Trading Symbol	IRHOU
Security Exchange Name	NASDAQ
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	IRHO
Security Exchange Name	NASDAQ
Right-each right entitles the holder thereof to receive one-tenth (1/10) of an ordinary share
Title of 12(b) Security	Right-each right entitles the holder thereof to receive one-tenth (1/10) of an ordinary share
Trading Symbol	IRHOR
Security Exchange Name	NASDAQ